Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net income	$ 4,823,338	$ 1,564,538
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	42,297	35,622
Gain from disposition of subsidiaries		(33,165)
Non-cash lease expenses	10,479	(120,585)
Changes in working capital:
Accounts receivable	(1,518,605)	108,288
Prepaid expenses and deposit	(41,365)	(84,548)
Long-term prepaid expenses and deposit	(26,733)	(31,862)
Accounts payable & accrued liabilities	(280,706)	344,028
Income tax payable	1,086,375	309,043
Due to a related party		(8,807)
Operating lease liabilities	(12,777)	125,485
Net cash provided by operating activities	4,082,303	2,208,037
Cash flows from investing activities:
Purchase of property and equipment		(92,693)
Disposition of subsidiaries		(7,548)
Net cash used in investing activities		(100,241)
Cash flows from financing activities:
Net (repayment to) proceeds from related parties	(683,221)	332,886
Net cash (used in) provided by financing activities	(683,221)	332,886
EFFECT OF EXCHANGE RATE CHANGES ON CASH		(204)
NET INCREASE IN CASH	3,399,082	2,440,478
CASH, BEGINNING OF PERIOD	5,158,223	2,717,745
CASH, END OF PERIOD	8,557,305	5,158,223
SUPPLEMENTAL DISCLOSURES:
Non-cash offset of subscription receivable with due to related party balance		48,718
ROU obtained in exchange for new operating lease	101,843	220,975
Issuance of Series B preferred stock to offset due to related party balance	600,000
Cash paid for interest
Cash paid for income taxes